FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 73,257	£ 55,130	£ 54,663
Financial assets at fair value through profit or loss	171,626	160,189
Derivative financial instruments	29,613	26,369
Loans and advances to banks	10,746	9,775	6,283
Loans and advances to customers	498,843	494,988
Debt securities held at amortised cost	5,405	5,544
Financial assets at fair value through other comprehensive income	27,603	25,092
Other assets	4,250	4,474
Total assets	871,269	833,893
Liabilities
Deposits from banks	31,465	28,179
Customer deposits	460,068	421,320
Derivative financial instruments and financial liabilities at fair value through profit or loss	22,646	21,486
Debt securities in issue	87,397	97,689
Liabilities arising from insurance and investment contracts	116,060	111,449
Other liabilities	20,347	20,333
Subordinated liabilities	14,261	17,130	£ 17,656
Total liabilities	821,856	786,087
Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	73,257	55,130
Financial assets at fair value through profit or loss	171,626	160,189
Derivative financial instruments	29,613	26,369
Loans and advances to banks	10,746	9,775
Loans and advances to customers	498,843	494,988
Debt securities held at amortised cost	5,405	5,544
Financial assets at fair value through other comprehensive income	27,603	25,092
Other assets	54,176	56,806
Total assets	871,269	833,893
Liabilities
Deposits from banks	31,465	28,179
Customer deposits	460,068	421,320
Derivative financial instruments and financial liabilities at fair value through profit or loss	49,959	47,265
Debt securities in issue	87,397	97,689
Liabilities arising from insurance and investment contracts	154,512	148,908
Other liabilities	24,194	25,596
Subordinated liabilities	14,261	17,130
Total liabilities	821,856	786,087
Up to 1 month
Liabilities
Liabilities arising from insurance and investment contracts	1,476	1,340
Up to 1 month | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	73,256	55,128
Financial assets at fair value through profit or loss	8,085	7,195
Derivative financial instruments	1,332	583
Loans and advances to banks	5,372	4,953
Loans and advances to customers	27,200	35,973
Debt securities held at amortised cost	118	131
Financial assets at fair value through other comprehensive income	51	111
Other assets	1,810	2,224
Total assets	117,224	106,298
Liabilities
Deposits from banks	8,590	4,530
Customer deposits	431,235	382,885
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,099	5,182
Debt securities in issue	6,565	4,070
Liabilities arising from insurance and investment contracts	1,321	1,213
Other liabilities	5,644	4,541
Subordinated liabilities	0	0
Total liabilities	458,454	402,421
1-3 months
Liabilities
Liabilities arising from insurance and investment contracts	1,323	1,240
1-3 months | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	1	2
Financial assets at fair value through profit or loss	8,168	3,689
Derivative financial instruments	1,028	739
Loans and advances to banks	1,391	1,017
Loans and advances to customers	23,432	26,036
Debt securities held at amortised cost	18	19
Financial assets at fair value through other comprehensive income	272	179
Other assets	901	1,155
Total assets	35,211	32,836
Liabilities
Deposits from banks	2,500	2,715
Customer deposits	13,354	12,945
Derivative financial instruments and financial liabilities at fair value through profit or loss	8,182	6,101
Debt securities in issue	6,489	9,159
Liabilities arising from insurance and investment contracts	1,763	1,658
Other liabilities	1,821	1,914
Subordinated liabilities	0	1,339
Total liabilities	34,109	35,831
3-6 months | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	7,446	3,016
Derivative financial instruments	1,092	627
Loans and advances to banks	1,170	265
Loans and advances to customers	27,322	23,283
Debt securities held at amortised cost	0	0
Financial assets at fair value through other comprehensive income	569	729
Other assets	433	533
Total assets	38,032	28,453
Liabilities
Deposits from banks	384	267
Customer deposits	3,368	6,716
Derivative financial instruments and financial liabilities at fair value through profit or loss	4,666	2,579
Debt securities in issue	6,881	7,135
Liabilities arising from insurance and investment contracts	2,573	2,370
Other liabilities	453	772
Subordinated liabilities	587	96
Total liabilities	18,912	19,935
6-9 months | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	1,428	1,710
Derivative financial instruments	504	404
Loans and advances to banks	217	124
Loans and advances to customers	16,092	12,626
Debt securities held at amortised cost	0	0
Financial assets at fair value through other comprehensive income	349	102
Other assets	153	160
Total assets	18,743	15,126
Liabilities
Deposits from banks	104	85
Customer deposits	2,328	4,377
Derivative financial instruments and financial liabilities at fair value through profit or loss	1,529	784
Debt securities in issue	4,655	7,418
Liabilities arising from insurance and investment contracts	2,542	2,348
Other liabilities	439	893
Subordinated liabilities	0	1,137
Total liabilities	11,597	17,042
9-12 months | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	1,132	451
Derivative financial instruments	374	336
Loans and advances to banks	50	91
Loans and advances to customers	12,088	11,425
Debt securities held at amortised cost	0	0
Financial assets at fair value through other comprehensive income	255	234
Other assets	418	520
Total assets	14,317	13,057
Liabilities
Deposits from banks	0	55
Customer deposits	1,825	3,207
Derivative financial instruments and financial liabilities at fair value through profit or loss	324	528
Debt securities in issue	3,435	1,963
Liabilities arising from insurance and investment contracts	3,159	2,882
Other liabilities	728	1,682
Subordinated liabilities	0	108
Total liabilities	9,471	10,425
1-2 years | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	2,420	2,801
Derivative financial instruments	1,068	1,294
Loans and advances to banks	0	26
Loans and advances to customers	30,342	29,917
Debt securities held at amortised cost	1,651	74
Financial assets at fair value through other comprehensive income	3,423	2,929
Other assets	653	568
Total assets	39,557	37,609
Liabilities
Deposits from banks	278	15,686
Customer deposits	3,909	6,742
Derivative financial instruments and financial liabilities at fair value through profit or loss	1,728	1,644
Debt securities in issue	12,001	13,618
Liabilities arising from insurance and investment contracts	9,488	9,028
Other liabilities	648	898
Subordinated liabilities	1,528	575
Total liabilities	29,580	48,191
2-5 years | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	5,193	5,385
Derivative financial instruments	3,021	2,763
Loans and advances to banks	2,544	0
Loans and advances to customers	73,562	74,416
Debt securities held at amortised cost	1,089	3,085
Financial assets at fair value through other comprehensive income	11,289	12,809
Other assets	1,010	1,218
Total assets	97,708	99,676
Liabilities
Deposits from banks	19,362	433
Customer deposits	3,341	1,752
Derivative financial instruments and financial liabilities at fair value through profit or loss	4,541	5,238
Debt securities in issue	29,867	30,897
Liabilities arising from insurance and investment contracts	27,132	24,870
Other liabilities	845	906
Subordinated liabilities	4,929	4,105
Total liabilities	90,017	68,201
Over 5 years
Liabilities
Liabilities arising from insurance and investment contracts	79,914	78,142
Over 5 years | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	137,754	135,942
Derivative financial instruments	21,194	19,623
Loans and advances to banks	2	3,299
Loans and advances to customers	288,805	281,312
Debt securities held at amortised cost	2,529	2,235
Financial assets at fair value through other comprehensive income	11,395	7,999
Other assets	48,798	50,428
Total assets	510,477	500,838
Liabilities
Deposits from banks	247	4,408
Customer deposits	708	2,696
Derivative financial instruments and financial liabilities at fair value through profit or loss	23,890	25,209
Debt securities in issue	17,504	23,429
Liabilities arising from insurance and investment contracts	106,534	104,539
Other liabilities	13,616	13,990
Subordinated liabilities	7,217	9,770
Total liabilities	£ 169,716	£ 184,041